LONG-TERM DEBT - Amounts Outstanding and Principal Repayments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding	$ 37,019	$ 39,982
Current portion of long-term debt	(2,705)	(3,462)
Unamortized debt discount and issue costs	(228)	(241)
Fair value adjustments	194	230
Noncurrent portion of long-term debt	34,280	36,509
Increase (decrease) in fair value of interest rate hedge	1	(2)
Repayments of Long-term Debt [Abstract]
2020	2,705
2021	1,966
2022	1,932
2023	1,897
2024	289
Columbian Pipeline
Debt Instrument [Line Items]
Increase (decrease) in fair value of acquired liabilities, long-term debt	193	232
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	29,433	31,856
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Dates Between 2020
Debt Instrument [Line Items]
Outstanding	$ 250	$ 350
Interest Rate	11.80%	11.40%	11.80%	11.40%
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Date of 2021
Debt Instrument [Line Items]
Outstanding	$ 518	$ 546	$ 400	$ 400
Interest Rate	9.90%	9.90%	9.90%	9.90%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes
Debt Instrument [Line Items]
Outstanding	$ 9,491	$ 7,504
Interest Rate	4.60%	4.80%	4.60%	4.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 19,174	$ 23,456	$ 14,792	$ 17,192
Interest Rate	5.20%	5.10%	5.20%	5.10%
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 905	$ 921
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2024
Debt Instrument [Line Items]
Outstanding	$ 100	$ 100
Interest Rate	9.90%	9.90%	9.90%	9.90%
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2023
Debt Instrument [Line Items]
Outstanding	$ 259	$ 273	$ 200	$ 200
Interest Rate	7.90%	7.90%	7.90%	7.90%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity between 2025 and 2030
Debt Instrument [Line Items]
Outstanding	$ 504	$ 504
Interest Rate	7.40%	7.40%	7.40%	7.40%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity Date of 2026
Debt Instrument [Line Items]
Outstanding	$ 42	$ 44	$ 33	$ 33
Interest Rate	7.50%	7.50%	7.50%	7.50%
Columbian Pipeline | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 2,916	$ 3,070	$ 2,250	$ 2,250
Interest Rate	4.40%	4.40%	4.40%	4.40%
TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding	$ 2,139	$ 2,374
TC PIPELINES, LP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 1,556	$ 1,637	$ 1,200	$ 1,200
Interest Rate	4.40%	4.40%	4.40%	4.40%
TC PIPELINES, LP | Unsecured Loan Facility
Debt Instrument [Line Items]
Outstanding	$ 0	$ 55	$ 0	$ 40
Interest Rate	0.00%	3.80%	0.00%	3.80%
TC PIPELINES, LP | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 583	$ 682	$ 450	$ 500
Interest Rate	2.90%	3.60%	2.90%	3.60%
ANR PIPELINE COMPANY | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 872	$ 918	$ 672	$ 672
Interest Rate	7.20%	7.20%	7.20%	7.20%
GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Outstanding	$ 324	$ 389
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 324	$ 341	$ 250	$ 250
Interest Rate	5.60%	5.60%	5.60%	5.60%
GAS TRANSMISSION NORTHWEST LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 0	$ 48	$ 0	$ 35
Interest Rate	0.00%	3.30%	0.00%	3.30%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 284	$ 327	$ 219	$ 240
Interest Rate	7.70%	7.70%	7.70%	7.70%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility
Debt Instrument [Line Items]
Outstanding	$ 51	$ 26	$ 39	$ 19
Interest Rate	3.00%	3.60%	3.00%	3.60%
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 30	$ 33	$ 23	$ 24
Interest Rate	2.80%	3.50%	2.80%	3.50%
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 65	$ 68	$ 50	$ 50
Interest Rate	2.80%	3.50%	2.80%	3.50%